Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 17,737	$ 8,742
Marketable securities	569	15,463
Accounts receivable	1,406	750
Inventories, net	2,661	2,843
Other current assets	396	328
Total current assets	22,769	28,126
Property, plant and equipment, net	980	1,188
Operating lease right-of-use asset	903	1,082
Other assets	21	21
TOTAL ASSETS	24,673	30,417
Current liabilities
Accounts payable and accrued liabilities	2,245	1,414
Accrued compensation	2,161	1,664
Current portion of operating lease liability	196	167
Current portion of finance lease liability	28	26
Other current liabilities	58	36
Total current liabilities	4,688	3,307
Common stock warrant liability	6,868	0
Operating lease liability	760	956
Finance lease liability	0	28
Other long-term liability	0	179
Total liabilities	12,316	4,470
Commitments and contingencies
Stockholders' equity
Preferred stock	0	0
Common stock as of December 31, 2022 and December 31, 2021, par value $0.0001 per share; authorized 100,000,000 shares, issued and outstanding 536,394 and 105,376, respectively	0	0
Additional paid-in capital	279,736	278,874
Accumulated other comprehensive income:
Foreign currency translation adjustment	(18)	(11)
Unrealized gain (loss) on marketable securities	56	(24)
Accumulated deficit	(267,417)	(252,892)
Total stockholders' equity	12,357	25,947
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	24,673	30,417
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0
Series I Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 0	$ 0